Employee Benefit Obligations - Summary of Changes in Fair Value of Benefit Plan Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Defined Benefit Plans [Abstract]
Beginning balance	$ (751,669)	$ (574,815)
Interest income	(190,283)	(79,193)
Return on plan assets, excluding interest	(121,042)	(52,650)
Foreign currency translation differences	132,549	14,977
Employer contributions	(94,629)	(63,862)
Benefits	(1,781)	98,370
Defined benefit plan obligations from business combinations	(2,152,468)	(93,809)
Ending balance	$ (2,919,501)	$ (751,669)